Events after the Reporting Period - Additional Information (Detail) - KRW (₩) ₩ in Billions		12 Months Ended
	Jan. 21, 2021	Dec. 31, 2020
MYANMAR
Disclosure of non-adjusting events after reporting period [line items]
Revenue from gas field projects		₩ 605.0
Potential ordinary share transactions [member] | Parent [member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issue of ordinary shares	₩ 688.1
Potential ordinary share transactions [member] | POSCO CHEMICAL CO., LTD [member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issue of ordinary shares	₩ 1,273.5